UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Private Capital Management, L.P.
Address: 8889 Pelican Bay Blvd. Suite 500
	 Naples, FL 34108

13F File Number:  28-3428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Chad Atkins
Title:	Chief Compliance Officer
Phone:	239-254-2500
Signature, Place, and Date of Signing:

Chad Atkins	Naples, Florida	 	February 13, 2013

Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 69

Form 13F Information Table Value Total: $  1,019,364 (thousands)


List of Other Included Managers:

No.	13F File Number	    Name
1	28-1700		    Legg Mason, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts, Inc.       COM              00751Y106    12119   167505 SH       DEFINED 01             167505
Air Transport Services Group,  COM              00922R105    11256  2807075 SH       DEFINED 01            2807075
Alere Inc.                     COM              01449J105    30594  1653748 SH       DEFINED 01            1653748
AutoNation Inc.                COM              05329W102     8952   225490 SH       DEFINED 01             225490
Avid Technology Inc.           COM              05367P100    15343  2024178 SH       DEFINED 01            2024178
Bank of Hawaii Corp.           COM              062540109     8463   192112 SH       DEFINED 01             192112
Bio-Rad Laboratories Inc. CL A COM              090572207     2288    21782 SH       DEFINED 01              21782
Black Hills Corp.              COM              092113109    15216   418714 SH       DEFINED 01             418714
Brookline Bancorp Inc.         COM              11373M107     1004   118155 SH       DEFINED 01             118155
CA Technologies                COM              12673P105    55722  2535108 SH       DEFINED 01            2535108
CapitalSource Inc.             COM              14055X102     1481   195401 SH       DEFINED 01             195401
Carrols Restaurant Group, Inc. COM              14574X104     2604   435425 SH       DEFINED 01             435425
Cisco Systems Inc.             COM              17275R102    32305  1644061 SH       DEFINED 01            1644061
CoreLogic Inc.                 COM              21871D103    23213   862278 SH       DEFINED 01             862278
Covidien PLC                   COM              G2554F113    26704   462489 SH       DEFINED 01             462489
Darling International Inc.     COM              237266101    11657   726750 SH       DEFINED 01             726750
DeVry Inc.                     COM              251893103    14884   627203 SH       DEFINED 01             627203
Dover Downs Gaming & Entmt., I COM              260095104     3867  1757590 SH       DEFINED 01            1757590
Dundee Corp. CL A              COM              264901109    18496   598439 SH       DEFINED 01             598439
EZCORP, Inc.                   COM              302301106    32049  1611326 SH       DEFINED 01            1611326
Electro Rent Corp.             COM              285218103     6908   449125 SH       DEFINED 01             449125
Federated Investors, Inc.      COM              314211103     7715   381355 SH       DEFINED 01             381355
Fiesta Restaurant Group, Inc.  COM              31660B101     6569   428818 SH       DEFINED 01             428818
First Defiance Financial Corp. COM              32006W106      485    25252 SH       DEFINED 01              25252
First Financial Holdings Inc.  COM              320239106     2241   171338 SH       DEFINED 01             171338
Gildan Activewear, Inc.        COM              375916103    19731   539405 SH       DEFINED 01             539405
Glacier Bancorp Inc.           COM              37637Q105     1713   116448 SH       DEFINED 01             116448
Global Cash Access Hldgs Inc.  COM              378967103    20561  2622640 SH       DEFINED 01            2622640
Golar LNG Limited              COM              G9456A100    34306   932739 SH       DEFINED 01             932739
Golar LNG Partners, LP         COM              Y2745C102     4209   141000 SH       DEFINED 01             141000
H&R Block, Inc.                COM              093671105    20061  1080315 SH       DEFINED 01            1080315
Health Management Assoc. Inc.  COM              421933102      662    71025 SH       DEFINED 01              71025
Imation Corp.                  COM              45245A107     6173  1321918 SH       DEFINED 01            1321918
Independent Bank Corp.-MA      COM              453836108      960    33148 SH       DEFINED 01              33148
International Business Machine COM              459200101      800     4179 SH       DEFINED 01               4179
John Wiley & Sons Inc. CL A    COM              968223206     8605   221028 SH       DEFINED 01             221028
Lam Research Corp.             COM              512807108    12293   340247 SH       DEFINED 01             340247
Marcus Corp.                   COM              566330106    11482   920785 SH       DEFINED 01             920785
Mentor Graphics Corp.          COM              587200106    36198  2126782 SH       DEFINED 01            2126782
Mine Safety Appliances Co.     COM              602720104    14127   330766 SH       DEFINED 01             330766
National Financial Partners Co COM              63607p208     5033   293658 SH       DEFINED 01             293658
National Fuel Gas Co.          COM              636180101    17508   345388 SH       DEFINED 01             345388
Noble Corporation              COM              H5833N103    22361   642195 SH       DEFINED 01             642195
OceanFirst Financial Corp.     COM              675234108      726    52783 SH       DEFINED 01              52783
Oppenheimer Holdings Inc.      COM              683797104    10782   624327 SH       DEFINED 01             624327
Pope Resources LP              COM              732857107     7181   128969 SH       DEFINED 01             128969
Prestige Brands Holdings, Inc. COM              74112D101    20951  1045996 SH       DEFINED 01            1045996
Progress Software Corp.        COM              743312100     3286   156551 SH       DEFINED 01             156551
Progressive Waste Solutions, L COM              74339G101     6872   318135 SH       DEFINED 01             318135
Provident New York Bancorp     COM              744028101      597    64100 SH       DEFINED 01              64100
Qualcomm Inc.                  COM              747525103    32150   519731 SH       DEFINED 01             519731
Quantum Corp.                  COM              747906204    24641 19871864 SH       DEFINED 01           19871864
Raymond James Financial Inc.   COM              754730109    26697   692886 SH       DEFINED 01             692886
SAIC, Inc.                     COM              78390X101    14226  1256693 SH       DEFINED 01            1256693
Suffolk Bancorp                COM              864739107      972    74168 SH       DEFINED 01              74168
Swift Energy Company           COM              870738101    22692  1474478 SH       DEFINED 01            1474478
Symantec Corp.                 COM              871503108    55983  2974670 SH       DEFINED 01            2974670
TF Financial Corp.             COM              872391107      392    16459 SH       DEFINED 01              16459
Tibco Software Inc.            COM              88632Q103     5642   256710 SH       DEFINED 01             256710
Triumph Group Inc.             COM              896818101     8116   124281 SH       DEFINED 01             124281
UTi Worldwide Inc.             COM              G87210103    11651   869470 SH       DEFINED 01             869470
Ultra Petroleum Corp.          COM              903914109    19302  1064638 SH       DEFINED 01            1064638
Universal Health Services Inc. COM              913903100    38745   801341 SH       DEFINED 01             801341
Valeant Pharmaceuticals Intern COM              91911K102    48212   806632 SH       DEFINED 01             806632
WSFS Financial Corp.           COM              929328102     1420    33613 SH       DEFINED 01              33613
Warner Chilcott PLC            COM              G94368100    27270  2264989 SH       DEFINED 01            2264989
Willis Group Holdings PLC      COM              G96666105    19111   569954 SH       DEFINED 01             569954
Zimmer Holdings Inc.           COM              98956P102    21779   326711 SH       DEFINED 01             326711
Alere Inc Perp Pfd Conv Ser B  PFD              01449J204     1049     5667 SH       DEFINED 01               5667